Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 406	$ 59	[1]
Restricted cash	45	67	[1]
Accounts receivable — trade	85	51	[1]
Accounts receivable — affiliate	0	5	[1]
Inventory	27	15	[1]
Derivative instruments	0	1	[1]
Notes receivable	6	6	[1]
Renewable energy grant receivable	0	147	[1]
Deferred income taxes	16	0	[1]
Prepayments and other current assets	21	27	[1]
Total current assets	606	378	[1]
Property, plant and equipment
In service	4,796	2,459	[1]
Under construction	8	6
Total property, plant and equipment	4,804	2,465	[1]
Less accumulated depreciation	(338)	(174)
Net property, plant and equipment	4,466	2,291	[1]
Other Assets
Equity investments in affiliates	227	227	[1]
Notes receivable	15	21	[1]
Intangible assets, net of accumulated amortization of $36 and $7	1,423	103	[1]
Derivative instruments	2	20	[1]
Deferred income taxes	118	146	[1]
Other non-current assets	108	50	[1]
Total other assets	1,893	569	[1]
Total Assets	6,965	3,238	[1]
Current Liabilities
Current portion of long-term debt	214	214	[1]
Accounts payable	20	42	[1]
Accounts payable — affiliate	46	52	[1]
Derivative instruments	48	31	[1]
Accrued expenses and other current liabilities	61	30	[1]
Total current liabilities	389	369	[1]
Total current liabilities
Long-term debt	4,573	1,569	[1]
Derivative instruments	69	16	[1]
Other non-current liabilities	49	32	[1]
Total non-current liabilities	4,691	1,617	[1]
Total Liabilities	5,080	1,986	[1]
Commitments and Contingencies	0	0	[1]
Stockholders' Equity
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued	0	0	[1]
Additional Paid in Capital	1,240	621	[1]
Retained Earnings (Accumulated Deficit)	3	8	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(9)	0	[1]
Noncontrolling interest	651	623	[1]
Total Stockholders' Equity	1,885	1,252	[1]
Total Liabilities and Stockholders’ Equity	6,965	3,238	[1]
Common Stock [Member]
Stockholders' Equity
Common Stock, Value, Issued	0	0	[1]
Common Class C [Member]
Stockholders' Equity
Total Stockholders' Equity	0	0
Common Class B [Member]
Stockholders' Equity
Total Stockholders' Equity	0	0
Common Class D [Member]
Stockholders' Equity
Total Stockholders' Equity	$ 0	$ 0

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.